Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash
	As of December 31,
	2025	2024
Cash and cash equivalents	$304,711	$165,777
Restricted cash	137,150	4,650
Total cash, cash equivalents and restricted cash	$441,861	$170,427

Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash
	As of December 31,
	2025	2024
Cash and cash equivalents	$304,711	$165,777
Restricted cash	137,150	4,650
Total cash, cash equivalents and restricted cash	$441,861	$170,427